Annual Total Returns (Vanguard Mega Cap Value Index Fund - Institutional Shares Institutional) (Vanguard Mega Cap Value Index Fund, Vanguard Mega Cap Value Index Fund - Institutional Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - Institutional Shares
Annual Total Return
2013	32.17%
2012	14.99%
2011	1.49%
2010	13.00%
2009	16.47%